Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 0	$ 14	$ 0
Undesignated stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Undesignated stock, shares authorized	10,000,000	10,000,000	10,000,000
Undesignated stock, shares issued	0	0	0
Undesignated stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Shares of common stock authorized for issuance	40,000,000	40,000,000	40,000,000
Common stock, shares issued	16,345,579	16,245,579	13,581,791
Common stock, shares outstanding	16,345,579	16,245,579	13,581,791